Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2021
Information on geographical areas [abstract]
Summary of additional information by country
Additional information by country
Geographical
area
Country/Tax
jurisdiction
Name of principal
subsidiary
Main (banking)
activity
Average number of employees at
full time equivalent basis Total Income Total assets Result before tax Taxation Tax paid
2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019
Netherlands Netherlands
ING Bank N.V. Wholesale / Retail 15,138 15,201 14,415 6,621 5,100 5,198 299,767 283,664 267,368 2,384 612 1,397 728 285 437 428 588 684
Belgium Belgium ING België N.V. Wholesale / Retail 6,965 7,397 7,694 2,754 2,637 2,277 130,335 133,269 121,813 842 212 291 212 75 142 174 66 258
Luxemburg
ING Luxembourg S.A. Wholesale / Retail 856 855 841 366 279 292 20,406 15,290 16,608 189 100 123 48 25 29 20 24 17
Rest of Europe Poland 1 ING Bank Slaski S.A Wholesale / Retail 10,674 9,425 8,968 1,509 1,399 1,344 43,888 40,928 37,220 660 438 533 154 131 141 235 232 166
Germany
ING DiBa A.G. Wholesale / Retail 5,521 5,059 4,639 2,962 2,376 2,141 159,799 162,539 147,642 1,587 896 1,032 523 310 355 493 409 460
Romania 1 Branch of ING Bank N.V. Wholesale / Retail 3,319 3,049 2,575 495 456 457 9,635 8,526 7,424 273 141 221 41 20 34 21 24 34
Spain
Branch of ING Bank N.V. Wholesale / Retail 1,380 1,228 1,233 743 679 706 32,559 29,899 26,118 212 104 249 57 37 72 59 52 90
Italy Branch of ING Bank N.V. Wholesale / Retail 1,099 1,025 959 335 337 269 13,983 13,747 15,726 73 44 -39 25 24 4 2 2 4
UK
Branch of ING Bank N.V. Wholesale 698 709 692 636 546 594 50,734 64,676 61,088 277 97 214 73 15 52 50 32 40
France 2 Branch of ING Bank N.V. Wholesale / Retail 764 737 659 313 239 308 12,397 11,555 12,058 -65 -71 70 -16 -17 35 -7 9 48
Russia
ING Bank (Eurasia) Z.A.O. Wholesale 281 297 293 38 51 93 898 1,035 1,499 3 3 68 0 0 22 -7 -3 49
Czech Republic 3 Branch of ING Bank N.V. Wholesale 285 355 339 100 146 88 2,894 3,848 4,494 33 59 10 8 12 2 -2 4 5
Hungary
Branch of ING Bank N.V. Wholesale 119 131 138 44 43 24 1,148 1,092 1,299 12 6 -7 3 2 2 2 1 2
Slovakia 1 Branch of ING Bank N.V. Wholesale 983 878 703 15 18 14 352 385 587 3 7 2 0 3 0 2 1 -1
Ukraine
PJSC ING Bank Ukraine Wholesale 96 108 111 22 26 43 409 335 481 11 16 31 2 3 9 2 3 6
Austria
3 Branch of ING DiBa A.G. Wholesale 292 332 279 175 75 80 419 1,840 1,441 101 0 0 16 -5 1 6 -14 1
Bulgaria
Branch of ING Bank N.V. Wholesale 61 65 68 14 13 12 420 406 358 2 2 2 0 0 0 0 0 0
Ireland
Branch of ING Bank N.V. Wholesale 64 50 48 70 72 71 1,831 2,051 2,575 77 66 58 10 8 8 10 8 7
Portugal Branch of ING Bank N.V. Wholesale 11 13 12 15 16 18 675 790 899 9 11 14 3 7 4 3 4 5
Switzerland
Branch of ING Bank N.V. Wholesale 259 256 257 241 187 234 11,081 7,939 8,577 148 88 126 21 13 -36 67 14 22
1 Includes significant amount of FTEs in relation to global services provided.
2 Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.0 million (2020: EUR 0.3 million; 2019: EUR
0.3

million).
3 In the fourth quarter of 2021, ING exited from the retail banking markets in Austria and the Czech Republic.
Additional information by country (continued)
Geographical
area
Country/Tax
jurisdiction
Name of principal subsidiary
Main (banking)
activity
Average number of employees at
full time equivalent basis Total Income Total assets Result before tax Taxation Tax paid
2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019 2021 2020 2019
North America Canada
Payvision Canada Services Ltd.

Wholesale 0 1 1 0 3 3 0 0 1 0 0 0 0 0 0 0 0 0
USA
ING Financial Holdings Corp. Wholesale 563 600 626 936 720 813 55,582 48,205 45,521 779 39 366 182 16 118 148 38 130
Latin America Brazil
Branch of ING Bank N.V. Wholesale 63 89 89 13 30 43 288 1,813 2,921 1 3 27 5 19 6 8 4 7
Colombia
ING Capital Colombia S.A.S. Dissolved 0 3 3 0 1 1 0 2 2 0 0 0 0 0 0 0 0 0
Mexico ING Consulting, S.A. de C.V. Wholesale 6 7 8 1 1 1 3 2 2 -1 -1 -2 0 0 0 0 0 0
Asia China Branch of ING Bank N.V. Wholesale 79 90 89 26 26 35 1,654 1,598 2,031 0 -2 7 6 1 -1 -1 -5 0
Japan
Branch of ING Bank N.V. Wholesale 30 32 33 25 29 31 2,256 3,104 5,109 4 -1 22 2 -1 8 3 2 10
Singapore
Branch of ING Bank N.V. Wholesale 573 608 592 331 353 349 24,163 24,498 27,982 133 42 76 19 8 13 9 7 22
Macau
Payvision Macau Ltd. In liquidation 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0
Hong Kong
Branch of ING Bank N.V. Wholesale 105 122 128 79 92 96 6,691 7,030 7,350 5 -9 38 1 -1 7 -7 15 2
Philippines
1 Branch of ING Bank N.V. Wholesale/ Retail 2,414 1,857 1,420 6 13 25 567 497 412 -33 -26 -11 -5 6 -5 1 2 2
South Korea Branch of ING Bank N.V. Wholesale 75 77 79 65 66 60 5,800 6,692 5,457 26 18 25 6 4 7 -2 10 3
Taiwan Branch of ING Bank N.V. Wholesale 33 34 34 26 36 26 2,963 3,160 2,873 -3 19 10 -1 4 0 0 1 3
Indonesia PT ING Securities Indonesia In liquidation 0 0 0 0 0 0 5 5 6 0 0 0 0 0 0 0 0 0
Malaysia
Branch of ING Bank N.V. In liquidation 4 6 5 0 1 1 1 141 166 -1 -1 0 0 0 0 0 0 0
Sri Lanka
Branch of ING Business Shared
Services B.V.
Global services

0 0 0 0 0 0
Turkey
ING Bank A.S. Wholesale / Retail 3,338 3,724 4,074 335 420 677 5,818 7,316 9,927 144 125 304 35 27 66 33 25 92
United Arab
Emirates
Branch of ING Bank N.V. Wholesale 10 10 11 0 0 -1 1 1 0 -1 -2 -2 0 0 0 0 0 0
Australia Australia
ING Bank (Australia) Ltd. Wholesale / Retail 1,503 1,472 1,319 782 740 701 49,826 46,014 43,482 500 362 400 149 40 121 121 181 177
Other Mauritius
ING Mauritius Investment I

In liquidation 0 0 0 0 0 0 0 0 1 0 0 0 0 0 0 0 0 0
Total 57,660 55,901 53,431 20,093 17,227 17,125 949,250 933,891 888,520 8,385 3,399 5,653 2,306 1,070 1,652 1,873 1,734 2,345
1 Includes significant amount of FTEs in relation to global services provided.